Summary of Material Accounting Policies - Schedule of Constituent Companies (Details)	6 Months Ended
Jun. 30, 2025
Brera Holdings PLC [Member]
Schedule of Constituent Companies [Line Items]
Jurisdiction	Ireland
Incorporation Date	Jun. 30, 2022
Ownership	Holding Company
Brera Milano Srl [Member]
Schedule of Constituent Companies [Line Items]
Jurisdiction	Italy
Incorporation Date	Dec. 20, 2016
Ownership	100% (via Brera Holdings PLC)
Brera FC [Member]
Schedule of Constituent Companies [Line Items]
Jurisdiction	Italy
Incorporation Date	Jul. 31, 2023
Ownership	100% (via Brera Milano Srl)
Fudbalski Klub Akademija Pandev [Member]
Schedule of Constituent Companies [Line Items]
Jurisdiction	Macedonia
Incorporation Date	Jun. 09, 2017
Ownership	90% (via Brera Holdings PLC)
SS Juve Stabia SpA [Member]
Schedule of Constituent Companies [Line Items]
Jurisdiction	Italy
Incorporation Date	Jul. 25, 2003
Ownership	52% (via Brera Holdings PLC)
Tiverija Brera AD Strumica [Member]
Schedule of Constituent Companies [Line Items]
Jurisdiction	Macedonia
Incorporation Date	Jun. 13, 2024
Ownership	100% (via Fudbalski Klub Akademija Pandev)
UYBA Volley S.s.d.a.r.l [Member]
Schedule of Constituent Companies [Line Items]
Jurisdiction	Italy
Incorporation Date	Jun. 07, 2002
Ownership	Interest sold effective June 17, 2025 (via Brera Holdings PLC)